Long-term debt (Details 4) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2011 rate	Dec. 31, 2010 rate	Dec. 31, 2011 Nonconvertible debentures	Dec. 31, 2010 Nonconvertible debentures	Dec. 31, 2011 2nd Series debenture	Dec. 31, 2010 2nd Series	Dec. 31, 2011 2nd Series CDI	Dec. 31, 2011 Tranche B debenture	Dec. 31, 2010 Tranche B	Dec. 31, 2011 Tranche B IGP-DI	Jan. 31, 2012 Notes due 2022	Jan. 04, 2012 Notes due 2022
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)					400,000			5
Outstanding (in debentures)					400,000			5
Maturity					November 20, 2013
Reference rate for variable interest rate	LIBOR						100% CDI			IGP-DI
Non-convertible debentures, margin rate (as a percent)							0.25%			6.50%
Balance	$ 2,531,000,000	$ 2,796,000,000			$ 2,167,000,000	$ 2,429,000,000		$ 364,000,000	$ 367,000,000
Long-term portion			2,505,000,000	2,767,000,000
Accrued charges			26,000,000	29,000,000
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)		6.00%
IGP-M - General Price Index - Market (in rates)	4.1	10.9
Appreciation (devaluation) of Real against US dollar (in rates)	25.3	4.7
Notes issued											$ 1,000,000,000
Sale price of bonds as percentage of face value											98.804%
Coupon rate of the bond issued (as a percent)												4.375%